Organization and basis of financial statements - Company's subsidiaries (Details)	6 Months Ended
Sep. 30, 2022
Hong Kong ES
Parent Ownership Interest
Percentage of direct ownership by the Company	100.00%
WOFE" or "Craftsman Wuxi
Parent Ownership Interest
Percentage of direct ownership by the Company	100.00%
Jisen Information
Parent Ownership Interest
Percentage of direct ownership by the Company	100.00%
Wuxi Wangdao
Parent Ownership Interest
Percentage of indirect ownership by the Company	100.00%